Stock Option Activity and Related Information (Parenthetical) (Detail) In Millions, unless otherwise specified	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding and expected to vest	12.8